Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

Note 7. Inventories

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Laboratory inventories	420	353	425
Inventories write‑down	(33)	(33)	(33)
Total inventories	387	320	392

The write-down presented for the year ended December 31, 2021 is unchanged.